INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income (loss) before income tax expense	$ 7,898	$ 3,346	$ (4,553)
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense	1,602	(631)	(2,048)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense	$ 6,296	$ 3,977	$ (2,505)